Fair Value (Carrying Value of Assets Measured at Fair Value on Nonrecurring Basis by Level) (Detail) - Fair Value, Measurements, Nonrecurring [Member] - JPY (¥) ¥ in Millions		Mar. 31, 2015	Mar. 31, 2014
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	[1]	¥ 2,489	¥ 5,469
Loans		284,259	331,101
Loans, Loans held for sale		2,229	7,439
Loans, Collateral dependent loans		282,030	323,662
Premises and equipment		6,072	6,264
Intangible assets		200	228
Goodwill		14,032
Other assets		9,783	86,132
Other assets, Investments in equity method investees	[1]	1,379	83,873
Other assets, Other		8,404	2,259
Assets at fair value, Total		316,835	429,194
Investment securities valued at net asset value		2,130	3,483
Unfunded commitments related to investment securities valued at net asset value		868	864
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Loans		6,452	11,510
Loans, Collateral dependent loans		6,452	11,510
Other assets			15,138
Other assets, Investments in equity method investees	[1]		15,138
Assets at fair value, Total		6,452	26,648
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Loans		8,830	15,834
Loans, Loans held for sale		50	549
Loans, Collateral dependent loans		8,780	15,285
Other assets			60,833
Other assets, Investments in equity method investees	[1]		60,833
Assets at fair value, Total		8,830	76,667
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	[1]	2,489	5,469
Loans		268,977	303,757
Loans, Loans held for sale		2,179	6,890
Loans, Collateral dependent loans		266,798	296,867
Premises and equipment		6,072	6,264
Intangible assets		200	228
Goodwill		14,032
Other assets		9,783	10,161
Other assets, Investments in equity method investees	[1]	1,379	7,902
Other assets, Other		8,404	2,259
Assets at fair value, Total		¥ 301,553	¥ 325,879

[1]	Includes investments valued at net asset value of ¥3,483 million and ¥2,130 million at March 31, 2014 and 2015, respectively. The unfunded commitments related to these investments are ¥864 million and ¥868 million at March 31, 2014 and 2015, respectively. These investments are private equity funds.